As filed with the Securities and Exchange Commission on September 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 96.67%	Value
	Advertising Agencies - 1.47%
216,000	Aimia, Inc. (a)	$1,423,400

	Aerospace & Defense - 4.11%
18,400	Northrop Grumman Corp.	3,985,992

	Air Transport - 1.49%
8,900	FedEx Corp.	1,440,910

	Aluminum - 1.02%
93,500	Alcoa, Inc.	992,970

	Banks: Diversified - 1.85%
42,300	SunTrust Banks, Inc.	1,788,867

	Chemicals: Diversified - 1.00%
12,400	BASF SE - ADR	972,408

	Computer Services, Software & Systems - 8.62%
143,500	CA, Inc.	4,972,275
59,700	Microsoft Corp.	3,383,796
		8,356,071
	Computer Technology - 1.24%
31,800	Hewlett Packard Enterprise Co.	668,436
37,800	HP, Inc.	529,578
		1,198,014
	Consumer Lending - 1.86%
99,720	Ally Financial, Inc.	1,798,949

	Diversified Financial Services - 10.85%
291,800	Bank of America Corp.	4,228,182
70,300	Citigroup, Inc.	3,079,843
50,200	JPMorgan Chase & Co.	3,211,294
		10,519,319
	Diversified Retail - 0.99%
13,200	Wal-Mart Stores, Inc.	963,204

	Electronic Components - 0.64%
10,210	TE Connectivity Ltd.	615,459

	Engineering & Contracting Services - 5.36%
370,930	KBR, Inc.	5,200,438

	Foods - 6.77%
22,100	ConAgra Foods, Inc.	1,033,396
57,183	Herbalife Ltd. (b)	3,889,016
22,300	Tyson Foods, Inc. - Class A	1,641,280
		6,563,692
	Homebuilding - 1.53%
39,481	Lennar Corp. - Class B	1,482,117

	Household Equipment & Products - 2.26%
34,948	Tupperware Brands Corp.	2,190,541

	Insurance: Life - 4.41%
245,900	CNO Financial Group, Inc.	4,271,283

	Insurance: Multi-Line - 3.22%
22,100	American International Group, Inc.	1,203,124
75,004	Voya Financial, Inc.	1,922,352
		3,125,476
	Offshore Drilling & Other Services - 1.54%
163,114	Ensco plc - Class A	1,495,755

	Oil: Crude Producers - 0.29%
51,300	Chesapeake Energy Corp. (b)	278,046

	Oil: Integrated - 3.10%
30,000	BP plc - ADR	1,032,000
38,130	Royal Dutch Shell plc - Class A - ADR	1,974,753
		3,006,753
	Pharmaceuticals - 13.81%
4,400	Allergan plc (a) (b)	1,112,980
48,400	Eli Lilly & Co.	4,011,876
58,700	Merck & Co., Inc.	3,443,342
130,700	Pfizer, Inc.	4,821,523
		13,389,721
	Shipping - 4.99%
282,700	Euronav SA (a)	2,448,182
125,312	Golar LNG Partners LP (a)	2,393,459
		4,841,641
	Specialty Retail - 1.48%
10,400	Home Depot, Inc.	1,437,696

	Steel - 1.98%
48,994	Carpenter Technology Corp.	1,923,014

	Telecommunications Equipment - 1.99%
70,900	ARRIS International plc (a) (b)	1,931,316

	Tobacco - 4.34%
42,000	Philip Morris International, Inc.	4,210,920

	Utilities: Electrical - 4.46%
20,000	Entergy Corp.	1,627,800
72,300	Exelon Corp.	2,695,344
		4,323,144
	TOTAL COMMON STOCKS (Cost $77,406,762)	93,727,116

	SHORT-TERM INVESTMENTS - 2.83%
1,371,011	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.25% (c)	1,371,011
1,371,011	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (c)	1,371,011
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,742,022)	2,742,022

	Total Investments in Securities (Cost $80,148,784) - 99.50%	96,469,138
	Other Assets in Excess of Liabilities - 0.50%	488,152
	NET ASSETS - 100.00%	$96,957,290

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2016.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 99.29%	Value
	Advertising Agencies - 2.09%
404,700	Aimia, Inc. (a)	$2,666,973

	Aluminum - 2.21%
34,055	Kaiser Aluminum Corp.	2,821,457

	Asset Management & Custodian - 8.07%
89,225	OM Asset Management plc	1,249,150
1,239,900	Uranium Participation Corp. (a) (b)	3,808,064
61,988	Virtus Investment Partners, Inc.	5,224,968
		10,282,182
	Banks: Diversified - 9.79%
3,700	Carolina Bank Holdings, Inc. (b)	68,302
3,400	First Bancorp	63,648
15,624	First Citizens BancShares, Inc. - Class A	4,058,803
343,386	First Horizon National Corp.	4,999,700
426,037	Park Sterling Corp.	3,289,006
		12,479,459
	Chemicals: Specialty - 5.31%
134,759	Innospec, Inc.	6,774,335

	Commercial Vehicles & Parts - 0.96%
57,338	Miller Industries, Inc.	1,230,474

	Communications Equipment Manufacturing - 1.53%
149,400	Comtech Telecommunications Corp.	1,952,658

	Computer Services, Software & Systems - 3.84%
80,500	Science Applications International Corp.	4,891,180

	Consumer Lending - 3.47%
339,408	EZCORP, Inc. - Class A (b)	3,075,036
33,360	Nelnet, Inc. - Class A	1,348,078
		4,423,114
	Containers & Packaging - 1.03%
57,296	UFP Technologies, Inc. (b)	1,311,505

	Diversified Manufacturing Operations - 2.28%
297,257	Harsco Corp.	2,910,146

	Engineering & Contracting Services - 8.91%
47,623	Argan, Inc.	2,196,849
653,258	KBR, Inc.	9,158,677
		11,355,526
	Equity REIT - Timber - 1.00%
104,865	CatchMark Timber Trust, Inc. - Class A	1,269,915

	Health Care Equipment & Surplus - 1.10%
34,478	CONMED Corp.	1,401,186

	Health Care Facilities - 1.38%
57,538	Tenet Healthcare Corp. (b)	1,761,238

	Homebuilding - 2.40%
176,033	William Lyon Homes - Class A (b)	3,054,173

	Household Equipment & Products - 4.02%
81,761	Tupperware Brands Corp.	5,124,780

	Insurance: Life - 5.00%
334,257	CNO Financial Group, Inc.	5,806,044
143,492	Health Insurance Innovations, Inc. - Class A (b)	573,968
		6,380,012
	Office Supplies Equipment - 2.49%
86,700	Lexmark International, Inc. - Class A	3,179,289

	Paper - 1.70%
88,780	Kapstone Paper and Packaging Corp.	1,267,778
113,872	Mercer International, Inc.	898,450
		2,166,228
	Real Estate Investment Trusts (REITs) - 9.25%
241,509	Government Properties Income Trust	5,762,405
194,454	Granite Real Estate Investment Trust (a)	6,033,908
		11,796,313
	Real Estate Services - 0.00%
3	RMR Group, Inc.	106

	Restaurants - 2.77%
106,600	Boston Pizza Royalties Income Fund (a)	1,730,061
155,900	Pizza Pizza Royalty Corp. (a)	1,800,614
		3,530,675
	Shipping - 4.20%
1,815,821	Teekay Tankers Ltd. - Class A	5,356,672

	Steel - 2.47%
80,223	Carpenter Technology Corp.	3,148,753

	Telecommunications Equipment - 3.35%
156,906	ARRIS International plc (a) (b)	4,274,119

	Textiles, Apparel & Shoes - 4.16%
736,353	Iconix Brand Group, Inc. (b)	5,301,742

	Utilities: Electrical - 4.51%
107,310	Great Plains Energy, Inc.	3,195,692
58,414	Portland General Electric Co.	2,550,939
		5,746,631
	TOTAL COMMON STOCKS (Cost $127,075,216)	126,590,841

	SHORT-TERM INVESTMENTS - 1.36%
863,789	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.25% (c)	863,789
863,789	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (c)	863,789
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,727,578)	1,727,578

	Total Investments in Securities (Cost $128,802,794) - 100.65%	128,318,419
	Liabilities in Excess of Other Assets - (0.65)%	(826,850)
	NET ASSETS - 100.00%	$127,491,569

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2016.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 97.97%	Value
	Advertising Agencies - 1.26%
13,000	Aimia, Inc. (a)	$85,670

	Aerospace & Defense - 3.81%
1,200	Northrop Grumman Corp.	259,956

	Air Transport - 1.66%
700	FedEx Corp.	113,330

	Aluminum - 0.98%
6,300	Alcoa, Inc.	66,906

	Banks: Diversified - 1.61%
2,600	SunTrust Banks, Inc.	109,954

	Chemicals: Diversified - 1.03%
900	BASF SE - ADR	70,578

	Computer Services, Software & Systems - 9.22%
9,400	CA, Inc.	325,710
4,700	Microsoft Corp.	266,396
900	Oracle Corp.	36,936
		629,042
	Computer Technology - 1.04%
1,700	Hewlett Packard Enterprise Co.	35,734
2,500	HP, Inc.	35,025
		70,759
	Consumer Lending - 1.45%
5,500	Ally Financial, Inc.	99,220

	Diversified Financial Services - 10.37%
18,600	Bank of America Corp.	269,514
4,600	Citigroup, Inc.	201,526
3,700	JPMorgan Chase & Co.	236,689
		707,729
	Diversified Retail - 0.96%
900	Wal-Mart Stores, Inc.	65,673

	Electronic Components - 0.80%
900	TE Connectivity Ltd.	54,252

	Engineering & Contracting Services - 8.90%
544	Fluor Corp.	29,115
41,230	KBR, Inc.	578,044
		607,159
	Financial Data & Systems - 0.76%
3,000	First Data Corp. - Class A (b)	37,200
150	Mastercard, Inc. - Class A	14,286
		51,486
	Foods - 7.26%
2,400	ConAgra Foods, Inc.	112,224
3,580	Herbalife Ltd. (b)	243,476
1,900	Tyson Foods, Inc. - Class A	139,840
		495,540
	Homebuilding - 0.71%
1,288	Lennar Corp. - Class B	48,352

	Household Equipment & Products - 1.47%
1,600	Tupperware Brands Corp.	100,288

	Insurance: Life - 4.24%
16,638	CNO Financial Group, Inc.	289,002

	Insurance: Multi-Line - 2.00%
900	American International Group, Inc.	48,996
3,400	Voya Financial, Inc.	87,142
		136,138
	Offshore Drilling & Other Services - 1.50%
11,185	Ensco plc - Class A	102,566

	Oil: Crude Producers - 0.25%
3,200	Chesapeake Energy Corp. (b)	17,344

	Oil: Integrated - 3.61%
3,100	BP plc - ADR	106,640
2,700	Royal Dutch Shell plc - Class A - ADR	139,833
		246,473
	Pharmaceuticals - 14.20%
300	Allergan plc (a) (b)	75,885
3,600	Eli Lilly & Co.	298,404
4,600	Merck & Co., Inc.	269,836
8,800	Pfizer, Inc.	324,632
		968,757
	Scientific Instruments: Control & Filter - 0.35%
500	Flowserve Corp.	23,925

	Shipping - 4.00%
13,200	Euronav SA (a)	114,312
8,300	Golar LNG Partners LP (a)	158,530
		272,842
	Specialty Retail - 1.22%
600	Home Depot, Inc.	82,944

	Steel - 0.98%
1,700	Carpenter Technology Corp.	66,725

	Telecommunications Equipment - 1.16%
2,900	ARRIS International plc (a) (b)	78,996

	Tobacco - 4.56%
3,100	Philip Morris International, Inc.	310,806

	Utilities: Electrical - 5.72%
700	American Electric Power Co., Inc.	48,510
1,300	Entergy Corp.	105,807
5,300	Exelon Corp.	197,584
300	NextEra Energy, Inc.	38,487
		390,388
	Utilities: Telecommunications - 0.89%
600	Verizon Communications, Inc.	33,246
900	Vodafone Group plc - ADR	27,810
		61,056
	TOTAL COMMON STOCKS (Cost $5,991,812)	6,683,856

	SHORT-TERM INVESTMENTS - 5.72%
195,065	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.25% (c)	195,065
195,065	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (c)	195,065
	TOTAL SHORT-TERM INVESTMENTS (Cost $390,130)	390,130

	Total Investments in Securities (Cost $6,381,942) - 103.69%	7,073,986
	Liabilities in Excess of Other Assets - (3.69)%	(251,794)
	NET ASSETS - 100.00%	$6,822,192

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2016.

Huber Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 98.51%	Value
	Advertising Agencies - 0.35%
700	Aimia, Inc. (a)	$4,613

	Aluminum - 1.88%
300	Kaiser Aluminum Corp.	24,855

	Asset Management & Custodian - 9.70%
800	OM Asset Management plc	11,200
16,100	Uranium Participation Corp. (a) (b)	49,447
800	Virtus Investment Partners, Inc.	67,432
		128,079
	Banks: Diversified - 8.36%
100	First Citizens BancShares, Inc. - Class A	25,978
2,600	First Horizon National Corp.	37,856
1,100	SunTrust Banks, Inc.	46,519
		110,353
	Chemicals: Specialty - 5.33%
1,400	Innospec, Inc.	70,379

	Computer Services, Software & Systems - 5.58%
1,600	CA, Inc.	55,440
300	Science Applications International Corp.	18,228
		73,668
	Computer Technology - 1.11%
700	Hewlett Packard Enterprise Co.	14,714

	Consumer Lending - 0.55%
400	Ally Financial, Inc.	7,216

	Diversified Manufacturing Operations - 1.78%
2,400	Harsco Corp.	23,496

	Engineering & Contracting Services - 8.50%
8,000	KBR, Inc.	112,160

	Foods - 5.94%
200	ConAgra Foods, Inc.	9,352
800	Herbalife Ltd. (b)	54,408
200	Tyson Foods, Inc. - Class A	14,720
		78,480
	Health Care Equipment & Surplus - 1.23%
400	CONMED Corp.	16,256

	Health Care Facilities - 1.86%
800	Tenet Healthcare Corp. (b)	24,488

	Homebuilding - 0.85%
300	Lennar Corp. - Class B	11,262

	Household Equipment & Products - 3.32%
700	Tupperware Brands Corp.	43,876

	Insurance: Life - 4.08%
3,100	CNO Financial Group, Inc.	53,847

	Insurance: Multi-Line - 2.14%
1,100	Voya Financial, Inc.	28,193

	Office Supplies Equipment - 1.94%
700	Lexmark International, Inc. - Class A	25,669

	Offshore Drilling & Other Services - 1.53%
2,200	Ensco plc - Class A	20,174

	Paper - 2.20%
1,000	Kapstone Paper and Packaging Corp.	14,280
1,866	Mercer International, Inc.	14,723
		29,003
	Real Estate Investment Trusts (REITs) - 7.67%
1,900	Government Properties Income Trust	45,334
1,800	Granite Real Estate Investment Trust (a)	55,854
		101,188
	Shipping - 7.24%
100	Euronav SA (a)	866
2,100	Golar LNG Partners LP (a)	40,110
18,518	Teekay Tankers Ltd. - Class A	54,628
		95,604
	Telecommunications Equipment - 4.13%
2,000	ARRIS International plc (a) (b)	54,480

	Textiles, Apparel & Shoes - 5.29%
9,700	Iconix Brand Group, Inc. (b)	69,840

	Utilities: Electrical - 5.95%
300	Entergy Corp.	24,417
700	Exelon Corp.	26,096
500	Great Plains Energy, Inc.	14,890
300	Portland General Electric Co.	13,101
		78,504
	TOTAL COMMON STOCKS (Cost $1,223,551)	1,300,397

	SHORT-TERM INVESTMENTS - 7.94%
52,399	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.25% (c)	52,399
52,399	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.21% (c)	52,399
	TOTAL SHORT-TERM INVESTMENTS (Cost $104,798)	104,798

	Total Investments in Securities (Cost $1,328,349) - 106.45%	1,405,195
	Liabilities in Excess of Other Assets - (6.45)%	(85,175)
	NET ASSETS - 100.00%	$1,320,020

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2016.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2016:

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,496,957	$-	$-	$7,496,957
Consumer Staples	10,774,612	-	-	10,774,612
Energy	4,780,554	-	-	4,780,554
Financial Services	21,503,894	-	-	21,503,894
Health Care	13,389,721	-	-	13,389,721
Materials & Processing	3,888,392	-	-	3,888,392
Producer Durables	15,468,982	-	-	15,468,982
Technology	12,100,860	-	-	12,100,860
Utilities	4,323,144	-	-	4,323,144
Total Common Stocks	93,727,116	-	-	93,727,116
Short-Term Investments	2,742,022	-	-	2,742,022
Total Investments in Securities	$96,469,138	$-	$-	$96,469,138

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,678,342	$-	$-	$19,678,342
Financial Services	46,631,101	-	-	46,631,101
Health Care	3,162,424	-	-	3,162,424
Information Technology	1,952,658	-	-	1,952,658
Materials & Processing	16,222,278	-	-	16,222,278
Producer Durables	24,032,107	-	-	24,032,107
Technology	9,165,300	-	-	9,165,300
Utilities	5,746,631	-	-	5,746,631
Total Common Stocks	126,590,841	-	-	126,590,841
Short-Term Investments	1,727,578	-	-	1,727,578
Total Investments in Securities	$128,318,419	$-	$-	$128,318,419

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$382,927	$-	$-	$382,927
Consumer Staples	806,346	-	-	806,346
Energy	366,383	-	-	366,383
Financial Services	1,393,529	-	-	1,393,529
Health Care	968,757	-	-	968,757
Materials & Processing	204,209	-	-	204,209
Producer Durables	1,277,212	-	-	1,277,212
Technology	833,049	-	-	833,049
Utilities	451,444	-	-	451,444
Total Common Stocks	6,683,856	-	-	6,683,856
Short-Term Investments	390,130	-	-	390,130
Total Investments in Securities	$7,073,986	$-	$-	$7,073,986

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$129,591	$-	$-	$129,591
Consumer Staples	78,480	-	-	78,480
Energy	115,778	-	-	115,778
Financial Services	428,877	-	-	428,877
Health Care	40,744	-	-	40,744
Industrial	135,656	-	-	135,656
Information Technology	114,051	-	-	114,051
Materials	124,236	-	-	124,236
Technology	54,480	-	-	54,480
Utilities	78,504	-	-	78,504
Total Common Stocks	1,300,397	-	-	1,300,397
Short-Term Investments	104,798	-	-	104,798
Total Investments in Securities	$1,405,195	$-	$-	$1,405,195

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2016, the end of the reporting period.  The Equity Income Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund recognized no transfers to/from Level 1 or Level 2.

The Small Cap Value Fund had the following transfers during the period ended July 31, 2016.

Transfers into Level 2	$-
Transfers out of Level 2	3,289,006
Net transfers into/or out of Level	$3,289,006

On July 31, 2016, transfers were made from Level 2 to Level 1 due to one security no longer being classified as illiquid by the Funds’ adviser.

 There were no Level 3 securities held in the Funds during the period ended July 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:

Equity Income Fund

Cost of investments	$80,621,744

Gross unrealized appreciation	$23,800,359
Gross unrealized depreciation	(7,952,965)
Net unrealized appreciation	$15,847,394

Small Cap Value Fund

Cost of investments	$129,312,360

Gross unrealized appreciation	$24,321,014
Gross unrealized depreciation	(25,314,955)
Net unrealized depreciation	$(993,941)

Diversified Large Cap Value Fund

Cost of investments	$6,385,573

Gross unrealized appreciation	$1,085,259
Gross unrealized depreciation	(396,846)
Net unrealized appreciation	$688,413

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

The Mid Cap Value Fund commenced operations on December 31, 2015.  The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows**:

Mid Cap Cap Value Fund

Cost of investments	$1,328,349

Gross unrealized appreciation	$140,870
Gross unrealized depreciation	(64,024)
Net unrealized appreciation	$76,846

**Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date 9/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date 9/12/2016

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 9/12/2016

* Print the name and title of each signing officer under his or her signature.